ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

(a)	Sigma

In February 2009, the Company acquired 100% equity interest of Sigma Interactive Inc. ("Sigma"), a company incorporated in the British Virgin Islands, for a total consideration of RMB7 million (approximately $1.02 million) in cash. Sigma is engaged in the business of developing technology solutions for mobile Internet, including the development of its on-device portal platform. Through this acquisition, the Company has strengthened its technical competence in the area of mobile device software development. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $12,459 was recorded as general and administrative expenses as incurred in 2009. The revenues and net loss of Sigma in the amounts of $0 and $2,238 respectively were included in the Company's consolidated statement of the operation for the year ended December 31, 2009. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $2,136)	$13,009
Acquired intangible assets:
Operating platforms	138,121
Liabilities assumed	-
Deferred tax liability	-
Goodwill	873,070
Total	$1,024,200

The goodwill arising from the acquisition of Sigma was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

(b)	Shanghai Mailifang

In March 2009, the Company acquired 100% equity interest of Shanghai Mailifang. Shanghai Mailifang is engaged in the business of developing and publishing mobile games in Mainland China. This acquisition has strengthened the Company's technical competence in mobile games development and broadened the Company's distribution channels for mobile games in Mainland China. The purchase price of RMB5,047,696 (equivalent to $738,864) was fully paid in cash during the second quarter of 2009. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The revenues and net income of Shanghai Mailifang in the amounts of $1,687,898 and $166,395 respectively were included in the Company's consolidated statement of operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $268,014)	$333,236
Acquired intangible assets:
Product technologies	27,480
Agreements with Mobile Operator	703
Licenses of service providers	10,759
Liabilities assumed	(33,501)
Deferred tax liability	(9,736)
Goodwill	409,923
Total	$738,864

The goodwill arising from the acquisition of Shanghai Mailifang was allocated to and included in the mobile games segment as of December 31, 2010 and 2011.

(c)	Simlife and Xiamen Simlife

In June 2009, the Company acquired 100% equity interest in Simlife, a company incorporated in the Cayman Islands which provides consulting and technology services through its wholly owned subsidiary, Simlife Beijing. Simlife Beijing entered into a series of contractual arrangements with Xiamen Simlife, pursuant to which, Xiamen Simlife became the Company's variable interest entity. Xiamen Simlife is engaged in development of mobile games, in particular, high-quality 3D mobile games. Xiamen Simlife's development capabilities, including its self-developed 3D mobile games engine, have helped consolidate and extend the Company's leadership in the Chinese mobile games market.

The aggregate acquisition consideration consisted of (i) an initial consideration of $3 million in cash, which was paid in June 2009; and (ii) a contingent consideration of $1,250,000 in cash and 6,000,000 ordinary shares of KongZhong (equivalent to 150,000 American Depositary Shares ("ADSs")) subject to the completion of a commercial version of certain games on or prior to December 31, 2009. The fair value of the contingent consideration was determined to be $2,488,981 as of the acquisition date based on an assessment of the achievement of the development goal, of which, $1,163,064 of the fair value of the contingent consideration in cash was recorded as a liability and $1,325,917 of the fair value of the contingent consideration in ordinary shares, based on the closing market price of the Company's ADSs at the acquisition date, was recorded in equity in the consolidated balance sheet. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $17,602 was recorded as general and administrative expenses as incurred in 2009. The revenues and net income of Xiamen Simlife in the amounts of $889,278 and $225,609 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Total consideration estimated at acquisition date:

Cash paid	$3,000,000
Fair value of contingent consideration:
Cash consideration	1,163,064
Equity consideration	1,325,917
Total	$5,488,981
Tangible assets acquired (including cash of $59,640)	$274,630
Acquired intangible assets:
Product technologies	$1,343,284
Licenses of service providers	11,706
Agreements with Mobile Operator	333,626
Liabilities assumed	(307,072)
Deferred tax liability	(422,302)
Goodwill	4,255,109
Total	$5,488,981

The goodwill arising from the acquisition of Simlife and Xiamen Simlife was allocated to and included in the mobile games segment as of December 31, 2010 and 2011. The contingent consideration in cash and ordinary shares was fully settled in 2010.

(d)	Nanjing Zhulang and Success Blueprint

In October 2009, the Company acquired 100% equity interest of Nanjing Zhulang, an online Chinese-language novel company, and Success Blueprint, its affiliated entity, for an aggregate consideration of $2.34 million in cash and 1,000,000 ordinary shares of KongZhong (equivalent to 25,000 ADSs), which was fully paid in 2009. Nanjing Zhulang is engaged in operating an internet literature site. Success Blueprint, a company incorporated in the British Virgin Islands, is engaged in the management of overseas Chinese novel copyright. The acquisition of Nanjing Zhulang and Success Blueprint has supported the development of the Company's mobile novel services. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The acquisition-related cost of $50,349 was recorded as general and administrative expenses as incurred in 2009. The revenues and net loss of Nanjing Zhulang and Success Blueprint in the amounts of $270,776 and $61,837 respectively were included in the Company's consolidated statement of operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Total purchase consideration at acquisition date:

Cash paid	2,343,081
Fair value of ordinary shares issued (determined based on the closing market price of the Company's ADSs at the acquisition date)	373,001
Total	$2,716,082
Tangible assets acquired (including cash of $89,425)	$312,359
Acquired intangible assets:
Trademarks	260,361
Self-developed content	305,316
Agreements with Mobile Operator	193,586
Contracts with content providers	102,065
Subscriber list	14,204
Liabilities assumed	(95,458)
Deferred tax liability	(153,793)
Goodwill	1,777,442
Total	$2,716,082

The goodwill arising from the acquisition of Nanjing Zhulang was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

(e)	Dacheng Holdings and Shanghai Dacheng

In January 2010, the Company obtained the control over Dacheng Holdings and Shanghai Dacheng (collectively, "Dacheng"), a developer of three-dimensional massively multi-player online role-playing games, through a series of contractual arrangements between KongZhong China and Dacheng and its shareholders. On January 14, 2010, $24.1 million was paid to the selling shareholders of Dacheng, of which $9.6 million was paid in cash and $14.5 million was settled in 42.8 million ordinary shares of KongZhong (equivalent to 1.1 million ADSs) based upon the average closing price of the Company's ADSs over a 30-day period prior to December 15, 2009. The total consideration for the acquisition of Dacheng will be no greater than $80 million and determined based on Dacheng's net profit after tax as calculated under US GAAP ("NPAT") for the year of 2010. If Dacheng's NPAT for 2010 equals or exceeds $6.5 million, a multiple of 8 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. If Dacheng's NPAT for 2010 is less than $6.5 million, then a multiple of 5 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. The additional contingent consideration was classified as a liability and subsequently re-measured at fair value with the change in fair value recorded in earnings. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $221,443 was recorded as general and administrative expenses as incurred in 2010. The revenues and net income of Dacheng in the amounts of $15,313,630 and $7,975,728 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2010.

Total consideration estimated at acquisition date:

Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269
Total	$75,172,469

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838
Total	$75,172,469

The goodwill arising from the acquisition of Dacheng was allocated to and included in the internet games segment as of December 31, 2010 and 2011.

As of December 31, 2010, the contingent consideration payable was measured at the fair value of $40.2 million and a gain arising from the change in fair value of $10.9 million was recorded in the consolidated statement of operations in 2010.The contingency was finally resolved in March 2011 and the consideration payable was settled in the form of $14.6 million in cash and 123.5 million ordinary shares. A loss arising from the change in fair value of $3.7 million was recorded in the consolidated statement of operations in 2011.

(f)	Shenzhen Zhida

In February 2010, Beijing WINT acquired 100% equity interest of Shenzhen Zhida, a technology developer for mobile device software platform, for a cash consideration of RMB8 million (equivalent to $1.2 million). This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost was $nil. The revenues and net loss of Shenzhen Zhida in the amounts of $76,101 and $76,332 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2010. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058
Total	$1,171,801

The goodwill arising from the acquisition of Shenzhen Zhida was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

Fair value of acquired assets and contingent consideration

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method. The Company measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions market participants would use in valuing these assets and liabilities.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2009 and 2010 assuming that all significant acquisitions during the two-year period ended December 31, 2010 occurred as of January 1, 2009 and all significant acquisitions during the year ended December 31, 2010 occurred as of January 1, 2010, respectively. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2009 and 2010, nor is it indicative of future operating results.

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Revenues	$136,948,781	$150,489,013
Net income	$8,740,088	$11,982,358
Income per share - basic	$0.01	$0.01
Income per share - diluted	$0.01	$0.01